Share Capital and Reserves - Analysis of Share Capital Reserves (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of reserves within equity [abstract]
Legal reserve	€ 10,971	€ 10,971	€ 10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	5,282	5,055	12,606
Remeasurement of defined benefit plan	457	(116)
Total	€ 17,198	€ 16,398	€ 24,065